Oil and Gas Investments (Details) - Business Acquisition, Pro Forma Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 26,831,257	$ 49,827,000
Net income	$ 2,336,675	$ 21,437,004